REVENUE - Contract balances (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivables, beginning balance	$ 10,178	$ 5,355	$ 15,664
Accounts Receivables, Increase/(decrease), net	15,573	4,823	(10,309)
Accounts receivables, ending balance	25,751	10,178	5,355
Contract asset, beginning balance	3,935	4,420	23,975
Contract Asset, Increase/(decrease), net	2,635	(485)	(19,555)
Contract asset, ending balance	6,570	3,935	4,420
Deferred revenue, beginning balance	(20,738)	(23,404)	(21,386)
Deferred Revenue, Increase/(decrease), net	1,658	2,666	(2,018)
Deferred revenue, ending balance	$ (19,080)	$ (20,738)	$ (23,404)